Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of regulatory capital [abstract]
Basic Shareholders' Equity	$ 257,700,315	$ 162,178,965
(Deductible Items)	(35,563,896)	(32,594,504)
Equity Tier 1	222,136,419	129,584,461
Complementing shareholders' Equity	29,006,025	27,477,066
Equity Tier 2	29,006,025	27,477,066
Regulatory Capital (RPC)	$ 251,142,444	$ 157,061,527